STOCK-BASED COMPENSATION	12 Months Ended
Dec. 31, 2025
Compensation Related Costs [Abstract]
STOCK-BASED COMPENSATION

NOTE 11 – STOCK-BASED COMPENSATION

The Company operates a share-based payment scheme (the “Scheme”) to provide incentives and rewards to eligible participants who contribute to the success of the Company’s operations. Eligible participants of the Scheme include the Company’s directors, employees and consultants.

The 2022 Omnibus Equity Plan

The BOD of the Company approved and adopted Intelligent Living Application Group Inc. 2022 Omnibus Equity Plan (the “Equity Plan”) on October 20, 2022, which was approved at the stockholders’ meeting on December 16, 2022. The total ordinary shares of the Company authorized for issuance during the term of the Equity Plan is 250,000 post-split number of share.

On February 22, 2023, (the “Grant Date”), the Compensation Committee of the Board of Directors (the “Board”) of the Company granted stock options to purchase 82,000 post-split number of ordinary shares of the Company (the “Shares”) at $12.3 per share, pursuant to Equity Plan, to sixteen officers, directors and employees of the Company and its subsidiaries (the “Grantees”) The Grants vested immediately on the Grant Date and each of the Grantees also entered into a Stock Option Agreement with the Company on February 22, 2023. The options expire five (5) years from the Grant Date and may be exercised by cashless exercise pursuant to the terms and conditions of the Stock Option Agreement.

The stock options granted to officers, directors and employees are accounted for as equity awards and measured at their Grant Date fair values of $667,016 by using a binomial model. As of December 31, 2025, none of the Grants was exercised. The Company does not believe that the stock options granted will have any dilution impact on the Company’s earnings per share since these stock options has not been exercised as of December 31, 2025 and the Company operated at a loss for 2025, 2024 and 2023.

On February 19, 2025, the Compensation Committee of the Board of the Company granted a total of 167,500 post-split number of ordinary shares of the Company, par value $0.001, pursuant to the Company’s 2022 Omnibus Equity Plan, to certain officers and employees of the Company and its subsidiaries., which vested immediately. The grant date fair value was $8.4 per share as quoted closing price on February 19, 2025.

The Company measures share-based payment awards at grant-date fair value in accordance with ASC 718. Since the awards vested immediately, the Company recognized the entire compensation cost in full during the year ended December 31, 2025. Total share-based compensation expense recognized in connection with this grant amounted to $1.41 million ($8.4 × 167,500 shares), which is included within general and administrative expenses in the accompanying consolidated statements of operations and comprehensive loss.

Preferred shares

On February 19, 2025, the Compensation Committee of the Board granted 2,000,000 pre-split number of Series A Preferred Shares, par value US$0.0001 to Mr. Bong Lau, the Chief Executive Officer and Chairman of the Board and each Series A Preferred Share is entitled to twenty (20) votes, which vested immediately. As determined using the market approach, the grant date fair value was $0.97 per share. Total share-based compensation expense recognized in connection with this grant amounted to $1.94 million ($0.97 × 2,000,000 shares), which is included within general and administrative expenses in the accompanying Consolidated Statements of Operations and comprehensive loss. These Series A Preferred Shares were consolidated into 200,000 post-split number of shares upon the Share Consolidation (Note 12) on December 30, 2025.

On August 5, 2025, the Compensation Committee of the Board granted 10,000,000 pre-split number of Series B Preferred Shares, par value US$0.0001 to Mr. Bong Lau, the Chief Executive Officer and Chairman of the Board and each Series A Preferred Share is entitled to fifty (50) votes, which vested immediately. As determined using the market approach, the grant date fair value was $0.77 per share. Total share-based compensation expense recognized in connection with this grant amounted to $7.69 million ($0.77 × 10,000,000 shares), which is included within general and administrative expenses in the accompanying Consolidated Statements of Operations and comprehensive loss. These Series B Preferred Shares were consolidated into 1,000,000 post-split number of shares upon the Share Consolidation (Note 12) on December 30, 2025.

The stock-based compensation expense for the years ended December 31, 2025, 2024 and 2023 amounted to $11.04 million, nil and $0.67 million, respectively and are included in the consolidated statements of comprehensive loss under the caption “General and administration expenses”. The Company does not have the right to redeem or call either Series A or Series B preferred shares, nor are they subject to mandatory redemption. No dividends are payable on either series.